Receivables from Financial Services - Summary of Receivables from Financial Services (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial assets [line items]
Receivables from financial services		¥ 5,894,752	¥ 5,434,496
Unearned interest income and fees		(15,278)	(11,307)
Current assets		1,899,493	1,694,113
Non-current assets		3,995,259	3,740,383
Receivables from financial services		5,894,752	5,434,496
Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services	[1]	5,363,260	5,054,428
Allowance for credit losses		(46,083)	(36,767)	¥ (34,286)	¥ (60,241)
Receivables from financial services	[1]	5,363,260	5,054,428
Finance lease [member]
Disclosure of financial assets [line items]
Allowance for credit losses		(465)	(487)	(813)	(690)
Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		421,166	284,506
Allowance for credit losses		(2,104)	(1,809)	¥ (2,267)	¥ (2,537)
Receivables from financial services		421,166	284,506
Gross carrying amount [member]
Disclosure of financial assets [line items]
Receivables from financial services		5,958,682	5,484,866
Receivables from financial services		5,958,682	5,484,866
Gross carrying amount [member] | Retail [member]
Disclosure of financial assets [line items]
Receivables from financial services		5,363,260	5,054,428
Receivables from financial services		5,363,260	5,054,428
Gross carrying amount [member] | Finance lease [member]
Disclosure of financial assets [line items]
Receivables from financial services		174,256	145,932
Receivables from financial services		174,256	145,932
Gross carrying amount [member] | Wholesale [member]
Disclosure of financial assets [line items]
Receivables from financial services		421,166	284,506
Receivables from financial services		421,166	284,506
Financial Services receivables [member]
Disclosure of financial assets [line items]
Allowance for credit losses		¥ (48,652)	¥ (39,063)

[1]	The tables above represent the gross amounts of retail receivables by stages of ECL model since the expected credit losses are measured collectively by our finance subsidiaries and the balances of those receivables are not directly allocated to the risk ratings.